CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details) (Revenue [Member], Company A [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%